PROPERTY AND EQUIPMENT, NET (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
RentaI income recognized	$ 32,000	$ 30,000
Depreciation expenses	48,000	$ 48,000	$ 31,000
Leasehold Industrial Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment carrying value	$ 500,000